Basis of Preparation	12 Months Ended
Dec. 31, 2023
Basis of Preparation [Abstract]
Basis of preparation

2 Basis of preparation

These consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by International Accounting Standards Board (IASB).

2.1 Functional and presentation currency

The financial statements of each subsidiary included in the consolidation are prepared using the functional currency of the main economic environment it operates.

These consolidated financial statements are presented in U.S dollar (US$), the Group selected the US$ as its presentation currency to facilitate a more direct comparison to other competitors.

2.2 Foreign currencies

Transactions in foreign currencies other than an entity’s functional currency are initially measured in the functional currency of the entity using the exchange rate effective at the date of each transaction. Monetary assets and liabilities denominated in foreign currencies are translated at the closing exchange rate at the reporting date. Foreign exchange gains and losses resulting from the settlement of such transactions and from the remeasurement at period end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of income, under the caption “Finance income” or “Finance expense”.

2.3 Translation of subsidiaries financial statements

The consolidated financial statements of foreign subsidiaries are prepared using each subsidiary’s respective functional currency. The results and financial position of all entities with a functional currency different from its ultimate parent’s functional currency (R$) have been translated to R$ and then these financial statements have been translated from the parent´s functional currency (R$) into the Group’s presentation currency (US$). As follows:

i.       assets and liabilities are translated at the current rate at the date of each closing period;

ii.      income and expenses are translated at the average rate at the date of each closing period; and

iii.     all exchange rate translation differences are recognized in other comprehensive income (loss) and are presented in the statement of comprehensive income (loss) as foreign currency translation adjustments.

2.4 Basis of consolidation

The Group consolidates all entities it controls. The Group controls an entity when the Group is exposed to or has rights to variable returns resulting with its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date that the control is obtained by to the Group. Consolidation is discontinued from the date that control ceases.

Investments in equity-accounted investees are recognized using the equity method. An associate is an entity over which the Group has significant influence but does not exercise effective control. Joint ventures are all entities over which the Group shares control with one or more parties.

Accounting policies of subsidiaries have been changed where necessary to ensure consistency with policies adopted by the Group. Intercompany transactions, balances, income and expenses transactions between group companies are eliminated in consolidation.

Non-controlling interests represent the portion of consolidated subsidiaries not owned by the Group and is presented in the consolidated financial statements as a part of shareholder’s equity. The net income (loss) attributable to non-controlling interests is presented in the statement of income.

When the Group acquires or disposes of non-controlling interest of an entity that it already controls, any gains or losses arising from the difference between the amount paid or received and the carrying amount of the non-controlling interest on a per share basis is recognized in shareholder’s equity under the caption “Capital transactions”.

2.5 New standards, amendments and interpretations

Standards, amendments and interpretations recently issued and adopted by the Group

IAS 1 — Presentation of Financial Statements

As of January 1, 2023, sets out the requirements to defer settlement of a liability and whether the Group has reached these requirements at the end of the reporting period and, also, whether the classification between current and non-current would impact the entity to exercise the postponement right. The amendments also address that only if a derivative embedded in a convertible liability is itself an equity instrument, the terms of a liability would not affect its classification. The Group is following the discussions and so far has not identified significant impacts as a result of this change.

IAS 8 — Accounting Policies, Changes in Accounting Estimates and Errors Correction

Starting on January 1, 2023, the changes provide clarification on the distinction between changes in accounting estimates and changes in accounting policies and error corrections, ensuring the correct application of the standard. The Group did not identify significant impacts resulting from this change.

IAS 12 — Income Taxes

Starting on January 1, 2023, the changes aim to limit the scope of the Initial Recognition Exemption (“IRE”) so that the IRE is no longer applicable to transactions that give rise to equal and offsetting temporary differences. Therefore, a deferred tax asset and a deferred tax liability should be recognized for temporary differences arising at the initial recognition of a lease or a provision for dismantling and removing leased equipment. The Group did not identify significant impacts resulting from this change.

As of May 23, 2023, the changes to the International Tax Reform — Pillar Two Model Rules aim to address tax issues related to the creation of a global system of minimum taxation for multinational companies, as disclosed in note 10 — Income tax and social contribution.

IAS 1 and IFRS Practice Statement 2 — Disclosure of Accounting Policies

Starting on January 1, 2023, the changes require the disclosure of “material” accounting policies instead of “significant” accounting policies. The changes also provide guidance on applying materiality to the disclosure of accounting policies, helping entities to provide useful information about specific accounting policies that users need to understand other information in the financial statements. The Group did not identify significant impacts resulting from this change.

b. New accounting standards or amendments not yet effective

IAS 1 and IFRS 7 — Supplier Financing Arrangements (“Risk Drawn”)

Starting on January 1, 2024, the changes aim to increase transparency and comparability of financial information in supplier financing arrangements, which involve financing suppliers through a financial institution. Companies will be required to disclose the terms and conditions of transactions with suppliers, the exposure to risk drawn in the cash flow statement, and the factors affecting liquidity risk related to these operations. The Group is monitoring the changes and will adjust the disclosure in the explanatory notes according to the standard’s requirements.

IAS 21 02 — Effect of changes in exchange rates and translation of financial statements

Starting from January 1, 2025, this amendment establishes accounting requirements for situations where a functional currency cannot be converted into other currencies. In such cases, the Company must use the most recent observable exchange rate to translate the results and financial position of foreign operations into its presentation currency. The entity should also disclose this exchange rate, the date it was observed, and the reasons why the currency is non-exchangeable. The Group is monitoring discussions, and so far, no impacts have been identified due to this change.

From January 1, 2023, changes in relation to contractual covenants impact the classification of liabilities between current and non-current, taking into account the existence of covenants after the balance sheet date. The classification of an obligation as current or non-current depends on the company’s right to renegotiate this obligation for at least twelve months, as provided for in the contract. If the Group breaches a long-term loan covenant, by the balance sheet date or before the end of the reporting period, making the liability due and payable to the creditor, even if the creditor has agreed not to require prepayment after the date of the balance sheet, the liability must be classified as current. The Group did not identify any impacts resulting from this change.

2.6 Significant accounting judgements and estimates

The preparation of these consolidated financial statements requires the use of estimates and judgment by management in the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Judgments:    Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements is included in the following notes:

•        Net revenue — transfer of control (note 21);

•        Share-based compensation (note 24);

•        Deferred and current income taxes — uncertain tax treatments (note 9)

Assumptions and estimation uncertainties:    Information about assumptions and estimation uncertainties at the reporting date that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year is included in the following notes:

•        Fair value measurement for biological assets (note 6);

•        Recognition and recoverability of deferred income taxes assets (note 9);

•        Impairment of financial assets (note 4);

•        Key assumptions underlying the impairment test of property, plant and equipment, intangible assets and goodwill (note 10, 12 and 13);

•        Key assumptions about the likelihood and magnitude of an outflow of resources related to the provision for legal proceedings (note 19);

•        Derivative financial instruments and hedge accounting (note 27).

The Group periodically reviews the estimates and assumptions on an ongoing basis. Revisions to estimates are recognized prospectively.